Acquisition of Properties (Table)	9 Months Ended
Mar. 31, 2014
Acquisition of Properties
Schedule of purchase price allocation

		Gastar Acquired	Navasota Acquired	Tauren Acquired
Purchase Price Allocation - ($000’s)	Total	Properties	Properties	Properties
Assets acquired:
Unproved oil and natural gas properties	$7,101	$6,029	$1,072	$—
Proved developed and undeveloped oil and natural gas properties	$93,322	$45,074	21,302	26,946
Liabilities assumed:
Asset retirement obligations	5,449	3,633	1,816	—
Net assets acquired	$94,974	$47,470	$20,558	$26,946

Schedule of proforma results of operations
	Nine Months		Three Months
	Ended March 31,		Ended March 31,
*Pro forma Results of Operations	2014	2013	2014	2013
Oil and natural gas revenues	$14,676,233	$16,079,533	$4,927,024	$5,299,903
Net income (loss)	$(2,300,038)	$1,072,733	$(11,476,589)	$(149,689)
Basic earnings (loss) per share	$(0.030)	$0.014	$(0.149)	$(0.002)
Diluted earnings (loss) per share	$(0.030)	$0.006	$(0.149)	$(0.002)

* Pro forma Results of Operations include direct revenues and expenses from all acquired properties (i.e. Gastar, Navasota and Tauren), and revenues and net loss for Cubic during the respective periods.